Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair value of energy commodity derivatives
Designated as hedging instruments, assets	$ 288	$ 352
Designated as hedging instruments, liabilities	22	174
Not designated as hedging instruments, assets	285	742
Not designated as hedging instruments, liabilities	267	832
Total derivatives, assets	573	1,094
Total derivatives, liabilities	289	1,006
Legacy Natural Gas Contracts From Former Power Business [Member]
Fair value of energy commodity derivatives
Not designated as hedging instruments, assets	186	505
Not designated as hedging instruments, liabilities	187	526
Other Contract [Member]
Fair value of energy commodity derivatives
Not designated as hedging instruments, assets	99	237
Not designated as hedging instruments, liabilities	$ 80	$ 306